Capital and Reserves - Summary Of Authorized Share Capital (Detail) € / shares in Units, € in Thousands	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 EUR (€) € / shares shares
Disclosure of authorized capital [line item]
Shares | shares	451,020,002		450,000,002
Nominal | $ / shares		$ 2.58
Share Capital | €	€ 108,000		€ 108,000
Class A ordinary shares [member]
Disclosure of authorized capital [line item]
Shares | shares	401,020,000		400,000,000
Nominal | € / shares	€ 0.12		€ 0.12
Share Capital | €	€ 48,122		€ 48,000
Class B ordinary shares [member]
Disclosure of authorized capital [line item]
Shares | shares	48,980,000		50,000,000
Nominal | € / shares	€ 1.2		€ 1.2
Share Capital | €	€ 58,776		€ 60,000
Conversion shares [member]
Disclosure of authorized capital [line item]
Shares | shares	1,020,002		2
Nominal | € / shares	€ 1.08		€ 1.08
Share Capital | €	€ 1,102		€ 0